Note 5 - Borrowings (Details Textual)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 14, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 24, 2018 USD ($)	Jan. 01, 2018 USD ($)	Jun. 15, 2016 USD ($)	Sep. 22, 2015 USD ($)
Line of Credit Facility, Maximum Borrowing Capacity														$ 50,000,000
Debt Conversion, Original Debt, Amount						$ 38,000,000			$ 42,794,000
Debt Instrument, Redemption Initial Prepayment Premium Percentage														5.00%
Debt Instrument, Redemption Annual Decline in Prepayment Premium Percentage														1.00%
Debt Instrument, Redemption Prepayment Premium Percentage after Fifth Year														0.00%
Debt Instrument, Financing Fee Percentage														1.50%
Debt Instrument, Final Facility Fee Percentage	15.00%													7.00%
Debt Instrument, Covenant Compliance Cash and Certain Cash Equivalents Minimum	$ 3,500,000										$ 50,000,000	$ 2,500,000		$ 5,000,000
Debt Instrument, Covenant Compliance Prepayment Multiplier for Revenue Shortfall														2
Debt Instrument, Covenant Compliance Target Minimum Revenue Sixth Year	15,000,000
Debt Instrument, Covenant Compliance Target Minimum Revenue Seventh Year	20,000,000
Debt Instrument, Covenant Compliance Target Minimum Revenue Eighth Year	25,000,000
Interest Expense, Total		$ 377,000	$ 324,000		1,091,000	5,358,000			5,692,000	6,299,000
CRG [Member] | Loan Agreement [Member] | Forecast [Member]
Debt Instrument, Periodic Payment, Principal				$ 1,200,000
Debt Instrument, Periodic Payment, Total				$ 2,400,000			$ 2,400,000	$ 4,800,000
CRG [Member] | Loan Agreement [Member] | Series A Preferred Stock Purchase Agreement with CRG [Member]
Debt Conversion, Original Debt, Amount	38,000,000
Debt Conversion, Fees and Prepayment Premium Amount	$ 3,800,000
Debt Instrument, Interest Rate, Stated Percentage														12.50%
CRG [Member] | Loan Agreement [Member]
Debt Instrument, Face Amount									2,000,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net, Total		630,000			630,000				757,000	716,000			$ 154,000	$ 1,300,000
Amortization of Debt Discount (Premium)		42,000	30,000		127,000	84,000			$ 117,000	$ 203,000
Interest Expense, Total		$ 377,000	$ 362,000		$ 1,100,000	$ 5,400,000
CRG [Member] | Loan Agreement [Member] | First Tranche, Borrowed on September 22, 2015 [Member]
Debt Instrument, Face Amount														30,000,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net, Total														$ 876,000
CRG [Member] | Loan Agreement [Member] | Second Tranche, Borrowed on June 15, 2016 [Member]
Debt Instrument, Face Amount													10,000,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net, Total													$ 275,000